Earnings (Loss) Per Share (Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of diluted earnings per share, amount	29,902	70,130	649,432
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of diluted earnings per share, amount	25,906	69,395	575,266
Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of diluted earnings per share, amount	3,996	735	74,166
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of diluted earnings per share, amount	0	0	0